Schedule of Fair Value of Assets and Liabilities (Details) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 68,850	$ 77,780
Promissory Note [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross	6,000
Long-Term Debt, Fair Value	$ 5,971